Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2025
Capital Surplus [Abstract]
Schedule of Capital Surplus	Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
	2023
	Share premium	Employee stock options	Employee stock options- expired	Changes in ownership interest in subsidiaries	Total

January 1	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
Issuance of ordinary shares	600,952	-	-	-	600,952
Preferred shares conversion	26,907,495	-	-	-	26,907,495
Acquisition of subsidiaries	70,619,903	-	-	-	70,619,903
Changes in non-controlling interests	-	-	-	708,719	708,719
Share-based payments	162,029	118,800	-	-	280,829
Employee stock options exercised	62,923	(62,923)	-	-	-
Employee stock options forfeited	-	(1,482)	1,482	-	-
December 31	$104,351,984	$401,001	$8,479	$844,347	$105,605,811

	2024
	Share premium	Employee stock options	Employee stock options- expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total

January 1	$104,351,984	$401,001	$8,479	$-	$844,347	$105,605,811
Share-based payments	22,884	212,374	-	-	-	235,258
Employee stock options exercised	6,091	(6,091)	-	-	-	-
Employee stock options forfeited	-	(16,942)	16,942	-	-	-
Restricted stocks	-	-	-	147,816	-	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227	-	-	-	-	45,060,227
Reverse share split as part of the recapitalization	19,489	-	-	-	-	19,489
Commitment shares (Note 2)	450,000	-	-	-	-	450,000
Acquisition of subsidiaries (Note 3)	3,184,536	-	-	-	-	3,184,536
December 31	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137
	2025
	Share premium	Employee stock options	Employee stock options- expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total

January 1	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137
Share-based payments	-	279,597	-	-	-	279,597
Employee stock options forfeited	-	(178,176)	178,176	-	-	-
Restricted stocks	-	-	-	132,253	-	132,253
Issuance of ordinary shares-Second Note to 3i	3,469,082	-	-	-	-	3,469,082
Issuance of ordinary shares-Tumim ELOC	2,608,494	-	-	-	-	2,608,494
Issuance of ordinary shares-Private Placement	1,499,621	-	-	-	-	1,499,621
Issuance of ordinary shares for service fee	181,901	-	-	-	-	181,901
Issuance of ordinary shares to settle subsidiary’s debt	655,409	-	-	-	-	655,409
Commitment shares	(12)	-	-	-	-	(12)
Acquisition of subsidiaries (Note 3)	123,107	-	-	-	-	123,107
December 31	$161,632,813	$691,763	$203,597	$280,069	$844,347	$163,652,589